Condensed consolidating information on certain US subsidiaries	12 Months Ended
Dec. 31, 2017
Disclosure Of Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed consolidating information on certain US subsidiaries
Condensed consolidating information on certain US subsidiaries
BP p.l.c. fully and unconditionally guarantees the payment obligations of its 100%-owned subsidiary BP Exploration (Alaska) Inc. under the BP Prudhoe Bay Royalty Trust. The following financial information for BP p.l.c., BP Exploration (Alaska) Inc. and all other subsidiaries on a condensed consolidating basis is intended to provide investors with meaningful and comparable financial information about BP p.l.c. and its subsidiary issuers of registered securities and is provided pursuant to Rule 3-10 of Regulation S-X in lieu of the separate financial statements of each subsidiary issuer of public debt securities. Non-current assets for BP p.l.c. includes investments in subsidiaries recorded under the equity method for the purposes of the condensed consolidating financial information. Equity-accounted income of subsidiaries is the group’s share of profit related to such investments. The eliminations and reclassifications column includes the necessary amounts to eliminate the intercompany balances and transactions between BP p.l.c., BP Exploration (Alaska) Inc. and other subsidiaries. The financial information presented in the following tables for BP Exploration (Alaska) Inc. incorporates subsidiaries of BP Exploration (Alaska) Inc. using the equity method of accounting and excludes the BP group’s midstream operations in Alaska that are reported through different legal entities and that are included within the ‘other subsidiaries’ column in these tables. BP p.l.c. also fully and unconditionally guarantees securities issued by BP Capital Markets p.l.c. and BP Capital Markets America Inc. These companies are 100%-owned finance subsidiaries of BP p.l.c.
Income statement

					$ million
For the year ended 31 December					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	3,264	—	240,177	(3,233)	240,208
Earnings from joint ventures - after interest and tax	—	—	1,177	—	1,177
Earnings from associates - after interest and tax	—	—	1,330	—	1,330
Equity-accounted income of subsidiaries - after interest and tax	—	4,436	—	(4,436)	—
Interest and other income	11	369	1,470	(1,193)	657
Gains on sale of businesses and fixed assets	71	9	1,139	(9)	1,210
Total revenues and other income	3,346	4,814	245,293	(8,871)	244,582
Purchases	1,010	—	181,939	(3,233)	179,716
Production and manufacturing expenses	1,156	—	23,073	—	24,229
Production and similar taxes[a]	(18)	—	1,793	—	1,775
Depreciation, depletion and amortization	735	—	14,849	—	15,584
Impairment and losses on sale of businesses and fixed assets	—	—	1,216	—	1,216
Exploration expense	—	—	2,080	—	2,080
Distribution and administration expenses	19	616	10,022	(149)	10,508
Profit (loss) before interest and taxation	444	4,198	10,321	(5,489)	9,474
Finance costs	6	826	2,286	(1,044)	2,074
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(15)	235	—	220
Profit (loss) before taxation	438	3,387	7,800	(4,445)	7,180
Taxation	(392)	(11)	4,115	—	3,712
Profit (loss) for the year	830	3,398	3,685	(4,445)	3,468
Attributable to
BP shareholders	830	3,398	3,606	(4,445)	3,389
Non-controlling interests	—	—	79	—	79
	830	3,398	3,685	(4,445)	3,468

[a] Includes revised non-cash provision adjustments; actual cash payments for Production and similar taxes remain in line with prior year.
Statement of comprehensive income

					$ million
For the year ended 31 December					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	830	3,398	3,685	(4,445)	3,468
Other comprehensive income	—	1,981	3,035	—	5,016
Equity-accounted other comprehensive income of subsidiaries	—	2,983	—	(2,983)	—
Total comprehensive income	830	8,362	6,720	(7,428)	8,484
Attributable to
BP shareholders	830	8,362	6,589	(7,428)	8,353
Non-controlling interests	—	—	131	—	131
	830	8,362	6,720	(7,428)	8,484

36. Condensed consolidating information on certain US subsidiaries – continued
Income statement continued

					$ million
For the year ended 31 December					2016
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	2,740	—	182,999	(2,731)	183,008
Earnings from joint ventures - after interest and tax	—	—	966	—	966
Earnings from associates - after interest and tax	—	—	994	—	994
Equity-accounted income of subsidiaries - after interest and tax	—	862	—	(862)	—
Interest and other income	94	343	899	(830)	506
Gains on sale of businesses and fixed assets	—	—	1,132	—	1,132
Total revenues and other income	2,834	1,205	186,990	(4,423)	186,606
Purchases	888	—	134,062	(2,731)	132,219
Production and manufacturing expenses	1,171	—	27,906	—	29,077
Production and similar taxes	102	—	581	—	683
Depreciation, depletion and amortization	673	—	13,832	—	14,505
Impairment and losses on sale of businesses and fixed assets	(147)	—	(1,517)	—	(1,664)
Exploration expense	—	—	1,721	—	1,721
Distribution and administration expenses	—	808	9,797	(110)	10,495
Profit (loss) before interest and taxation	147	397	608	(1,582)	(430)
Finance costs	103	311	1,981	(720)	1,675
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(82)	272	—	190
Profit (loss) before taxation	44	168	(1,645)	(862)	(2,295)
Taxation	(41)	53	(2,479)	—	(2,467)
Profit (loss) for the year	85	115	834	(862)	172
Attributable to
BP shareholders	85	115	777	(862)	115
Non-controlling interests	—	—	57	—	57
	85	115	834	(862)	172

Statement of comprehensive income continued

					$ million
					2016
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	85	115	834	(862)	172
Other comprehensive income	—	(1,505)	517	—	(988)
Equity-accounted other comprehensive income of subsidiaries	—	544	—	(544)	—
Total comprehensive income	85	(846)	1,351	(1,406)	(816)
Attributable to
BP shareholders	85	(846)	1,321	(1,406)	(846)
Non-controlling interests	—	—	30	—	30
	85	(846)	1,351	(1,406)	(816)

36. Condensed consolidating information on certain US subsidiaries – continued
Income statement continued

					$ million
					2015
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	3,438	—	222,881	(3,425)	222,894
Earnings from joint ventures - after interest and tax	—	—	(28)	—	(28)
Earnings from associates - after interest and tax	—	—	1,839	—	1,839
Equity-accounted income of subsidiaries - after interest and tax	—	(5,404)	—	5,404	—
Interest and other income	29	185	671	(274)	611
Gains on sale of businesses and fixed assets	—	31	666	(31)	666
Total revenues and other income	3,467	(5,188)	226,029	1,674	225,982
Purchases	1,432	—	166,783	(3,425)	164,790
Production and manufacturing expenses	1,360	—	35,680	—	37,040
Production and similar taxes	140	—	896	—	1,036
Depreciation, depletion and amortization	569	—	14,650	—	15,219
Impairment and losses on sale of businesses and fixed assets	176	—	1,733	—	1,909
Exploration expense	—	—	2,353	—	2,353
Distribution and administration expenses	56	1,125	10,449	(77)	11,553
Profit (loss) before interest and taxation	(266)	(6,313)	(6,515)	5,176	(7,918)
Finance costs	35	36	1,473	(197)	1,347
Net finance (income) expense relating to pensions and other post-retirement benefits	—	20	286	—	306
Profit (loss) before taxation	(301)	(6,369)	(8,274)	5,373	(9,571)
Taxation	(129)	82	(3,124)	—	(3,171)
Profit (loss) for the year	(172)	(6,451)	(5,150)	5,373	(6,400)
Attributable to
BP shareholders	(172)	(6,451)	(5,232)	5,373	(6,482)
Non-controlling interests	—	—	82	—	82
	(172)	(6,451)	(5,150)	5,373	(6,400)

Statement of comprehensive income continued

					$ million
					2015
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	(172)	(6,451)	(5,150)	5,373	(6,400)
Other comprehensive income	—	1,863	(3,681)	—	(1,818)
Equity-accounted other comprehensive income of subsidiaries	—	(3,640)	—	3,640	—
Total comprehensive income	(172)	(8,228)	(8,831)	9,013	(8,218)
Attributable to
BP shareholders	(172)	(8,228)	(8,872)	9,013	(8,259)
Non-controlling interests	—	—	41	—	41
	(172)	(8,228)	(8,831)	9,013	(8,218)

36. Condensed consolidating information on certain US subsidiaries – continued
Balance sheet

					$ million
					2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	6,973	—	122,498	—	129,471
Goodwill	—	—	11,551	—	11,551
Intangible assets	585	—	17,770	—	18,355
Investments in joint ventures	—	—	7,994	—	7,994
Investments in associates	—	2	16,989	—	16,991
Other investments	—	—	1,245	—	1,245
Subsidiaries - equity-accounted basis	—	161,840	—	(161,840)	—
Fixed assets	7,558	161,842	178,047	(161,840)	185,607
Loans	1	—	34,701	(34,056)	646
Trade and other receivables	—	2,623	1,434	(2,623)	1,434
Derivative financial instruments	—	—	4,110	—	4,110
Prepayments	—	—	1,112	—	1,112
Deferred tax assets	—	—	4,469	—	4,469
Defined benefit pension plan surpluses	—	3,838	331	—	4,169
	7,559	168,303	224,204	(198,519)	201,547
Current assets
Loans	—	—	190	—	190
Inventories	274	—	18,737	—	19,011
Trade and other receivables	2,206	293	32,691	(10,341)	24,849
Derivative financial instruments	—	—	3,032	—	3,032
Prepayments	2	—	1,412	—	1,414
Current tax receivable	—	—	761	—	761
Other investments	—	—	125	—	125
Cash and cash equivalents	—	10	25,576	—	25,586
	2,482	303	82,524	(10,341)	74,968
Total assets	10,041	168,606	306,728	(208,860)	276,515
Current liabilities
Trade and other payables	673	7,843	46,034	(10,341)	44,209
Derivative financial instruments	—	—	2,808	—	2,808
Accruals	115	60	4,785	—	4,960
Finance debt	—	—	7,739	—	7,739
Current tax payable	—	—	1,686	—	1,686
Provisions	1	—	3,323	—	3,324
	789	7,903	66,375	(10,341)	64,726
Non-current liabilities
Other payables	—	34,104	16,464	(36,679)	13,889
Derivative financial instruments	—	—	3,761	—	3,761
Accruals	—	—	505	—	505
Finance debt	—	—	55,491	—	55,491
Deferred tax liabilities	838	1,337	5,807	—	7,982
Provisions	1,222	—	19,398	—	20,620
Defined benefit pension plan and other post-retirement benefit plan deficits	—	221	8,916	—	9,137
	2,060	35,662	110,342	(36,679)	111,385
Total liabilities	2,849	43,565	176,717	(47,020)	176,111
Net assets	7,192	125,041	130,011	(161,840)	100,404
Equity
BP shareholders’ equity	7,192	125,041	128,098	(161,840)	98,491
Non-controlling interests	—	—	1,913	—	1,913
	7,192	125,041	130,011	(161,840)	100,404
36. Condensed consolidating information on certain US subsidiaries – continued
Balance sheet continued

					$ million
					2016
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	7,405	—	122,352	—	129,757
Goodwill	—	—	11,194	—	11,194
Intangible assets	578	—	17,605	—	18,183
Investments in joint ventures	—	—	8,609	—	8,609
Investments in associates	—	2	14,090	—	14,092
Other investments	—	—	1,033	—	1,033
Subsidiaries - equity-accounted basis	—	156,864	—	(156,864)	—
Fixed assets	7,983	156,866	174,883	(156,864)	182,868
Loans	9	—	34,941	(34,418)	532
Trade and other receivables	—	2,951	1,474	(2,951)	1,474
Derivative financial instruments	—	—	4,359	—	4,359
Prepayments	—	—	945	—	945
Deferred tax assets	—	—	4,741	—	4,741
Defined benefit pension plan surpluses	—	528	56	—	584
	7,992	160,345	221,399	(194,233)	195,503
Current assets
Loans	—	—	259	—	259
Inventories	249	—	17,406	—	17,655
Trade and other receivables[a]	1,593	487	24,610	(6,015)	20,675
Derivative financial instruments	—	—	3,016	—	3,016
Prepayments	7	—	1,479	—	1,486
Current tax receivable	—	—	1,194	—	1,194
Other investments	—	—	44	—	44
Cash and cash equivalents	—	50	23,434	—	23,484
	1,849	537	71,442	(6,015)	67,813
Total assets	9,841	160,882	292,841	(200,248)	263,316
Current liabilities
Trade and other payables[a]	672	4,096	39,162	(6,015)	37,915
Derivative financial instruments	—	—	2,991	—	2,991
Accruals	116	129	4,891	—	5,136
Finance debt	—	—	6,634	—	6,634
Current tax payable[a]	—	—	1,666	—	1,666
Provisions	2	—	4,010	—	4,012
	790	4,225	59,354	(6,015)	58,354
Non-current liabilities
Other payables	20	34,389	16,906	(37,369)	13,946
Derivative financial instruments	—	—	5,513	—	5,513
Accruals	—	43	426	—	469
Finance debt	—	—	51,666	—	51,666
Deferred tax liabilities	1,279	179	5,780	—	7,238
Provisions	1,390	—	19,022	—	20,412
Defined benefit pension plan and other post-retirement benefit plan deficits	—	219	8,656	—	8,875
	2,689	34,830	107,969	(37,369)	108,119
Total liabilities	3,479	39,055	167,323	(43,384)	166,473
Net assets	6,362	121,827	125,518	(156,864)	96,843
Equity
BP shareholders’ equity[a]	6,362	121,827	123,961	(156,864)	95,286
Non-controlling interests	—	—	1,557	—	1,557
	6,362	121,827	125,518	(156,864)	96,843
[a] Amendments have been made to previously reported amounts for BP Exploration (Alaska) Inc., reducing current trade and other receivables by $990 million, current trade and other payables by $50 million and current tax payable by $11 million, with offsetting amendments to BP shareholders' equity. This relates to intra-BP group balances and, as such, amendments have also been made to the same line items presented for Other subsidiaries as well as eliminations amounts. The amendments represent the adjustment of amounts recorded in earlier periods by BP Exploration (Alaska) Inc. as intra-BP group balances relating to group re-organizations and the tax consequences thereon which are now considered to be more appropriately treated as shown by the amended amounts above.
36. Condensed consolidating information on certain US subsidiaries – continued
Cash flow statement

				$ million
				2017
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	BP group
Net cash provided by operating activities	227	6,456	12,248	18,931
Net cash provided by (used in) investing activities	(227)	—	(13,850)	(14,077)
Net cash provided by (used in) financing activities	—	(6,496)	3,200	(3,296)
Currency translation differences relating to cash and cash equivalents	—	—	544	544
Increase (decrease) in cash and cash equivalents	—	(40)	2,142	2,102
Cash and cash equivalents at beginning of year	—	50	23,434	23,484
Cash and cash equivalents at end of year	—	10	25,576	25,586

				$ million
For the year ended 31 December				2016
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	BP group
Net cash provided by operating activities	699	4,661	5,331	10,691
Net cash provided by (used in) investing activities	(699)	—	(14,054)	(14,753)
Net cash provided by (used in) financing activities	—	(4,611)	6,588	1,977
Currency translation differences relating to cash and cash equivalents	—	—	(820)	(820)
Increase (decrease) in cash and cash equivalents	—	50	(2,955)	(2,905)
Cash and cash equivalents at beginning of year	—	—	26,389	26,389
Cash and cash equivalents at end of year	—	50	23,434	23,484

				$ million
For the year ended 31 December				2015
	Issuer	Guarantor
	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	BP group
Net cash provided by operating activities	925	6,628	11,580	19,133
Net cash provided by (used in) investing activities	(925)	—	(16,375)	(17,300)
Net cash provided by (used in) financing activities	—	(6,659)	2,124	(4,535)
Currency translation differences relating to cash and cash equivalents	—	—	(672)	(672)
Increase (decrease) in cash and cash equivalents	—	(31)	(3,343)	(3,374)
Cash and cash equivalents at beginning of year	—	31	29,732	29,763
Cash and cash equivalents at end of year	—	—	26,389	26,389